Property, Equipment And Leasehold Improvement, Net (Details) - Schedule of property, equipment and leasehold improvement - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Property Equipment and Leasehold Improvement [Abstract]
Leasehold improvement	$ 301,943	$ 433	$ 438
Office and other equipment	146,791	146,798	25,277
Property, Plant and Equipment, Gross	642,297	147,231	25,715
Less: accumulated depreciation	(54,084)	(33,206)	(22,804)
Total	$ 588,213	$ 114,025	$ 2,911